EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE LOW DURATION FUND

Supplement to Prospectus dated March 1, 2012

1.   The following replaces “Portfolio Managers” in “Fund Summaries – High Income Opportunities Fund”:

Portfolio Manager.  The Fund is managed by Michael W. Weilheimer, Vice President of BMR, who has managed or co-managed the Portfolio since 1996.

2.   The following replaces “Portfolio Managers” in “Fund Summaries – Income Fund of Boston”:

Portfolio Manager.  The Fund is managed by Michael W. Weilheimer, Vice President of BMR, who has managed or co-managed the Portfolio since its inception in 2001.

3.   The following replaces the third paragraph in “Boston Income Portfolio” under “Management and Organization”:

Michael Weilheimer manages the Boston Income Portfolio.  Mr. Weilheimer managed Income Fund of Boston from January 1, 1996 to inception of the Portfolio.  Mr. Weilheimer manages other Eaton Vance funds and portfolios, and has been a Vice President of Eaton Vance and BMR for more than five years.

4.   The following replaces the third paragraph in “High Income Opportunities Portfolio” under “Management and Organization”:

Michael Weilheimer manages High Income Opportunities Portfolio.  Mr. Weilheimer has managed or co-managed the Portfolio since January 1, 1996.  Additional information about Mr. Weilheimer appears under “Boston Income Portfolio” above.

5.   The following replaces the third paragraph in “Short Duration High Income Portfolio” under “Further Information About the Portfolios”:

Michael Weilheimer has managed or co-managed Short Duration High Income Portfolio since inception of the Portfolio.  Mr. Weilheimer also manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

June 21, 2012

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE LOW DURATION FUND

Supplement to Statement of Additional Information dated March 1, 2012

1.   The following replaces the first and second paragraph in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of Low Duration Fund and each Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund or a Portfolio.  The following table shows, as of the Fund’s and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number ofAll Accounts	Total Assets ofAll Accounts	Number of AccountsPaying a Performance Fee	Total Assets of AccountsPaying a Performance Fee
Susan Schiff(1)
Registered Investment Companies	3	$1,595.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael W. Weilheimer
Registered Investment Companies	4	$5,805.6	0	$0
Other Pooled Investment Vehicles	3	$272.3	0	$0
Other Accounts	11	$696.3	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2011 and in the Eaton Vance Family of Funds as of December 31, 2011.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity SecuritiesOwned in the Fund	Aggregate Dollar Range of EquitySecurities Owned in all Registered Funds inthe Eaton Vance Family of Funds
Government Obligations Fund
Susan Schiff	None	$500,001 - $1,000,000
High Income Opportunities Fund
Michael W. Weilheimer	None	over $1,000,000
Income Fund of Boston
Michael W. Weilheimer	$100,001 - $500,000	over $1,000,000
Low Duration Fund
Susan Schiff	None	$500,001 - $1,000,000

June 21, 2012